Prepaids and Other - Schedule of Prepaids and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaids and Other [Abstract]
Prepaid expenses and deposits	$ 519	$ 534
Supplies inventory	156	143
Taxes recoverable	40	101
Amounts receivable and other	36	38
Due from a related party		26
Prepaid and other total	$ 751	$ 842